UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2014

WESTERN ASSET

SMASh SERIES M FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series M Fund for the six-month reporting period ended April 30, 2014.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

May 30, 2014

II	Western Asset SMASh Series M Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2014 and October 31, 2013 and does not include derivatives such as, futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2013 and held for the six months ended April 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return Without Sales Charge[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During The Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During The Period[3,4]
3.27%	$1,000.00	$1,032.70	0.00%	$0.00	5.00%	$1,000.00	$1,024.80	0.00%	$0.00

[1]	For the six months ended April 30, 2014.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — April 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Fixed-Rate Mortgage Backed Securities Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA SMASh M	— Western Asset SMASh Series M Fund

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — April 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Fixed-Rate Mortgage Backed Securities Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA SMASh M	— Western Asset SMASh Series M Fund

4	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2014

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 39.4%
FHLMC — 5.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/14/29-5/12/44	$6,300,000	$6,411,492	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	2/1/32	4,745	5,092	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/35-12/1/38	152,820	168,957
Federal Home Loan Mortgage Corp. (FHLMC)	2.632%	5/1/37	134,369	143,980	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	9/1/39	395,001	444,371
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/39	741,356	826,867
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/43-8/1/43	290,048	302,566
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/12/44	4,000,000	3,895,157	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	110,120	124,490
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	12/1/38	818,952	909,103
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	119,465	132,195
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/1/43	583,048	588,061
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	6/1/43-7/1/43	578,784	609,119
Total FHLMC				14,561,450
FNMA — 18.7%
Federal National Mortgage Association (FNMA)	3.000%	5/14/29-5/12/44	12,200,000	12,524,547	(a)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-11/1/41	900,071	969,929
Federal National Mortgage Association (FNMA)	2.310%	5/1/32	26,341	26,517	(b)
Federal National Mortgage Association (FNMA)	1.813%	1/1/33	54,449	57,054	(b)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	751,737	832,753
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	1,516,369	1,670,240
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	112,949	125,679
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	2,064,093	2,329,060
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	167,249	186,971
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-5/1/43	2,829,106	2,859,506
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-7/1/43	2,757,920	2,895,717
Federal National Mortgage Association (FNMA)	4.500%	5/12/44-6/12/44	21,700,000	23,289,032	(a)
Federal National Mortgage Association (FNMA)	5.000%	5/12/44	6,300,000	6,909,330	(a)
Total FNMA				54,676,335
GNMA — 15.7%
Government National Mortgage Association (GNMA)	6.000%	8/20/37-12/20/41	2,841,433	3,221,215
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	1,306,730	1,420,647
Government National Mortgage Association (GNMA)	5.000%	7/20/40-11/20/40	132,377	146,471
Government National Mortgage Association (GNMA)	3.500%	5/20/44	2,400,000	2,468,250	(a)
Government National Mortgage Association (GNMA)	4.000%	5/20/44	3,000,000	3,175,312	(a)
Government National Mortgage Association (GNMA)	4.500%	5/20/44	14,600,000	15,829,593	(a)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	7/20/38-6/20/41	$2,695,035	$3,055,824
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-7/20/41	8,339,845	9,063,615
Government National Mortgage Association (GNMA) II	3.500%	5/20/44	7,200,000	7,409,250	(a)
Total GNMA				45,790,177
Total Mortgage-Backed Securities (Cost — $114,535,439)				115,027,962
Asset-Backed Securities — 17.7%
ACE Securities Corp., 2005-SD3 A	0.552%	8/25/45	4,384	4,381	(b)
ACE Securities Corp., 2006-GP1 A	0.412%	2/25/31	54,214	50,940	(b)
AFC Home Equity Loan Trust, 2002-2 2A	0.852%	6/25/30	26,787	23,008	(b)
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	0.502%	11/25/35	1,256,181	1,172,885	(b)
Amortizing Residential Collateral Trust, 2002-BC1M A	0.836%	1/1/32	51,955	45,558	(b)(c)
Apidos CDO, 2013-16A A1	1.678%	1/19/25	1,000,000	998,000	(b)(c)(d)
Apidos CDO, 2013-16A B	3.028%	1/19/25	1,900,000	1,888,600	(b)(c)(d)
Argent Securities Inc., 2003-W3 M1	1.279%	9/25/33	247,509	241,958	(b)
Argent Securities Inc., 2004-W5 AV3B	1.054%	4/25/34	224,038	218,819	(b)
Argent Securities Inc., 2006-M3 A2C	0.312%	10/25/36	5,563,439	2,512,032	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.734%	3/12/26	1,000,000	998,478	(b)(d)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	478,681	509,966	(b)
Bayview Financial Asset Trust, 2007-SR1A M2	1.052%	3/25/37	1,060,427	864,248	(b)(d)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.434%	2/25/36	34,981	34,629	(b)
Carlyle Global Market Strategies, 2013-4A A1	1.697%	10/15/25	410,000	408,159	(b)(d)
Carlyle Global Market Strategies, 2013-4A C	3.027%	10/15/25	250,000	246,247	(b)(d)
CDC Mortgage Capital Trust, 2002-HE1 A	0.772%	1/25/33	23,568	22,882	(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	0.892%	10/25/32	7,725	7,314	(b)
CIT Group Securitization Corp., 1995-2 B	7.650%	5/15/26	1,574,580	1,650,168
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	0.422%	8/25/36	3,970,000	3,096,572	(b)
Countrywide Asset-Backed Certificates, 2002-BC1	0.812%	4/25/32	57,909	38,618	(b)
Countrywide Asset-Backed Certificates, 2003-2 3A	0.652%	8/26/33	104,882	94,681	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.482%	7/25/36	150,186	111,404	(b)(d)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.052%	10/25/47	53,695	46,774	(b)

See Notes to Financial Statements.

6	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.352%	2/25/37	$176,714	$120,333	(b)(d)
Countrywide Home Equity Loan Trust, 2004-0 2A	0.432%	2/15/34	19,327	16,604	(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	863,000	924,395	(d)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.392%	2/15/30	1,395,504	1,196,844	(b)
EMC Mortgage Loan Trust, 2004-C A1	0.702%	3/25/31	115,115	110,493	(b)(d)
EMC Mortgage Loan Trust, 2006-A A1	0.602%	12/25/42	249,520	234,541	(b)(d)
Fieldstone Mortgage Investment Corp., 2004-4 M3	2.102%	10/25/35	2,720,000	2,244,775	(b)
Flatiron CLO Ltd., 2013-1A A1	1.690%	1/17/26	400,000	398,080	(b)(c)(d)
Flatiron CLO Ltd., 2013-1A B	3.040%	1/17/26	250,000	247,575	(b)(c)(d)
Fremont Home Loan Trust, 2006-B 2A2	0.252%	8/25/36	30,592	12,230	(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.902%	2/25/31	46,702	44,845	(b)(d)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.362%	11/25/36	65,000	52,022	(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.332%	12/25/36	68,945	59,616	(b)
Greenpoint Manufactured Housing, 1999-2 A2	2.911%	3/18/29	290,000	242,125	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.537%	6/19/29	400,000	339,869	(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.658%	2/20/30	200,000	170,053	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.657%	2/20/32	100,000	91,888	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.656%	3/13/32	575,000	519,425	(b)
GSAMP Trust, 2003-SEA A1	0.552%	2/25/33	87,487	81,677	(b)
GSAMP Trust, 2004-AR1 M1	1.127%	6/25/34	2,150,000	2,004,821	(b)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.454%	9/25/36	446,660	423,034	(b)(d)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	100,000	103,200	(d)
Lehman XS Trust, 2005-5N 1A1	0.452%	11/25/35	69,456	61,536	(b)
Lehman XS Trust, 2006-2N 1A1	0.412%	2/25/46	85,882	64,057	(b)
Lehman XS Trust, 2006-4N A2A	0.372%	4/25/46	197,097	145,362	(b)
MASTR Asset-Backed Securities Trust, 2003-OPT1 M2	2.927%	12/25/32	639,515	623,470	(b)
MASTR Asset-Backed Securities Trust, 2006-HE4 A3	0.302%	11/25/36	4,502,228	1,990,989	(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.242%	12/25/36	46,368	27,050	(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.741%	4/15/26	830,000	827,925	(b)(d)
Origen Manufactured Housing, 2006-A A2	2.803%	10/15/37	1,148,809	995,150	(b)
Origen Manufactured Housing, 2007-A A2	2.611%	4/15/37	1,467,374	1,188,376	(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.932%	1/25/31	10,976	7,287	(b)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.692%	8/25/31	14,901	9,807	(b)
RAAC Series, 2006-RP3 A	0.422%	5/25/36	462,330	408,533	(b)(d)
RAAC Series, 2006-SP1 M1	0.552%	9/25/45	2,160,000	1,549,863	(b)
RAAC Series, 2007-RP1 A	0.442%	5/25/46	159,837	143,110	(b)(d)
Renaissance Home Equity Loan Trust, 2003-1 A	1.012%	6/25/33	11,199	10,616	(b)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Renaissance Home Equity Loan Trust, 2003-2 A	1.034%	8/25/33	$743,367	$702,363	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV2	1.152%	9/25/37	513,398	410,783	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV3	1.952%	9/25/37	2,247,774	1,756,147	(b)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.052%	11/25/32	3,778	3,193	(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.832%	3/25/33	1,784	1,581	(b)
Residential Asset Mortgage Products Inc., 2004-RZ3 MII2	1.802%	9/25/34	1,141,860	1,066,795	(b)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	0.422%	10/25/36	1,470,000	1,208,868	(b)
Residential Funding Securities Corp., 2002-RP2 A1	1.654%	10/25/32	5,749	5,277	(b)(d)
Saranac CLO I Ltd., 2013-1A A1A	1.708%	10/26/24	400,000	399,000	(b)(c)(d)
Saranac CLO Ltd., 2014-2A B	2.283%	2/20/25	250,000	244,250	(b)(c)(d)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.292%	5/25/36	22,568	12,658	(b)
Shackleton CLO Ltd., 2013-4A B1	2.244%	1/13/25	900,000	894,420	(b)(c)(d)
Shackleton CLO Ltd., 2013-4A C	3.244%	1/13/25	250,000	248,350	(b)(c)(d)
Sound Point CLO Ltd., 2014-1A B1	2.152%	4/18/26	1,500,000	1,467,300	(b)(c)(d)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.492%	7/25/29	2,561	2,296	(b)
Structured Asset Investment Loan Trust, 2005-HE1 M2	0.872%	7/25/35	2,300,000	1,801,024	(b)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	1,408,053	1,389,276
Structured Asset Securities Corp., 2004-SC1	8.368%	12/25/29	28,576	27,785	(b)(d)
Structured Asset Securities Corp., 2005-4XS 2A1A	1.902%	3/25/35	34,420	34,549	(b)
Structured Asset Securities Corp., 2005-WF1 A3	0.812%	2/25/35	657,143	649,382	(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.292%	5/25/47	100,000	88,812	(b)
Structured Asset Securities Corp., 2007-TC1 A	0.452%	4/25/31	39,797	37,311	(b)(d)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.582%	3/25/37	384,105	375,918	(b)(d)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	145,004	149,998
Venture CDO Ltd., 2013-15A B1	2.277%	7/15/25	1,800,000	1,789,740	(b)(c)(d)
Venture CDO Ltd., 2013-15A C	3.327%	7/15/25	750,000	745,650	(b)(c)(d)
Venture CDO Ltd., 2014-16A A1L	1.868%	4/15/26	3,130,000	3,114,158	(b)(d)
Total Asset-Backed Securities (Cost — $48,399,267)				51,604,781
Collateralized Mortgage Obligations — 24.5%
ACRE Commercial Mortgage Trust	3.155%	6/15/30	270,000	271,866	(b)(d)
ACRE Commercial Mortgage Trust	4.555%	6/15/30	690,000	696,120	(b)(d)
American Home Mortgage Assets, 2006-2 2A1	0.342%	9/25/46	74,189	54,013	(b)
American Home Mortgage Investment Trust, 2005-1 1A3	0.462%	6/25/45	3,959,302	3,134,603	(b)
ARM Trust, 2005-10 1A21	2.701%	1/25/36	25,532	22,370	(b)
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	195,000	208,671	(b)
Banc of America Commercial Mortgage Inc., 2006-5 AM	5.448%	9/10/47	170,000	182,588
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	1,439	1,516

See Notes to Financial Statements.

8	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Banc of America Funding Corp., 2004-B 3A2	2.823%	12/20/34	$17,029	$10,000	(b)
Banc of America Funding Corp., 2005-E 8A1	2.198%	6/20/35	69,597	45,422	(b)
BCAP LLC Trust, 2006-AA1 A1	0.342%	10/25/36	1,056,511	786,405	(b)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.152%	9/25/34	356,871	356,397	(b)
Bear Stearns ARM Trust, 2004-10 15A1	2.659%	1/25/35	36,757	37,659	(b)
Bear Stearns ARM Trust, 2004-10 31A1	2.739%	1/25/35	48,016	47,212	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.534%	1/15/46	200,000	214,164	(b)
CD Commercial Mortgage Trust, 2007-CD5 AMA	6.321%	11/15/44	230,000	258,383	(b)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.432%	1/25/35	124,903	112,520	(b)(d)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	340,000	375,492	(b)
Commercial Mortgage Lease-Backed Certificates, 2001-CMLB A1	6.746%	6/20/31	427,372	444,670	(d)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	40,000	38,820
Commercial Mortgage Pass-Through Certificates, 2013-CR11 AM	4.715%	10/10/46	195,000	209,363	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 A4	4.046%	10/10/46	340,000	355,932
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	360,000	375,989
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	170,377	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.256%	10/10/46	80,000	85,233	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	230,000	230,179	(d)
Countrywide Alternative Loan Trust, 2005-17 2A1	0.632%	7/25/35	95,689	78,751	(b)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.436%	7/20/35	1,290,134	980,117	(b)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.382%	7/20/35	72,225	62,534	(b)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	1,287,615	1,141,057
Countrywide Alternative Loan Trust, 2005-62 1A1	0.452%	12/25/35	1,020,199	853,596	(b)
Countrywide Alternative Loan Trust, 2006-0A02 A5	0.382%	5/20/46	136,025	86,233	(b)
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.282%	3/25/47	117,319	77,572	(b)
Countrywide Home Loans, 2004-R1 1AF	0.552%	11/25/34	631,291	580,142	(b)(d)
Countrywide Home Loans, 2005-R3 AF	0.552%	9/25/35	575,392	523,613	(b)(d)
Countrywide Home Loans, 2006-R2 AF1	0.572%	7/25/36	840,857	740,380	(b)(d)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.452%	5/25/35	93,901	81,382	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.514%	3/25/35	980,565	874,606	(b)(d)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	$489,000	$532,279	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2001-28 1A1	0.802%	11/25/31	91,875	81,039	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2004-AR5 7A2	2.444%	6/25/34	17,954	17,681	(b)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	180,000	180,342	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.348%	7/15/37	1,881,449	302,171	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.798%	10/15/41	1,479,990	287,594	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	109,624	122,847
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.829%	7/25/21	5,160,317	500,417	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.365%	4/25/20	5,772,668	309,409	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.818%	6/25/20	1,225,355	95,516	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.590%	12/25/21	1,241,038	106,888	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K024 X1, IO	1.022%	9/25/22	992,702	58,570	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.374%	6/25/21	8,026,466	584,584	(b)
Federal National Mortgage Association (FNMA), 2010-100 CS, IO	6.498%	9/25/40	1,973,842	331,772	(b)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.378%	12/25/40	196,877	24,564	(b)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.378%	1/25/41	417,788	64,991	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	467,286	534,525
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	62,209	69,256
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	74,677	63,003
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.448%	7/25/42	356,019	64,855	(b)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	2,186,076	277,547
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	451,443	505,038
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.998%	2/25/43	1,106,005	243,166	(b)
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	82,974	15,023
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	23,967	4,415
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	24,956	4,515	(b)

See Notes to Financial Statements.

10	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	$27,552	$5,098	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	39,486	7,111
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	64,095	11,671
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	239,996	47,508
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	687,977	84,851
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	375,806	81,174
FREMF Mortgage Trust, 2013-KF02 C	2.823%	12/25/45	173,660	181,275	(b)(d)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	2.891%	4/19/36	1,858,607	1,656,745	(b)
Government National Mortgage Association (GNMA), 2009-106 SC, IO, PAC	6.198%	11/20/39	1,160,839	180,878	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.348%	3/20/39	106,047	13,869	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.498%	1/20/40	185,222	30,813	(b)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	534,644	64,235
Government National Mortgage Association (GNMA), 2011-H01 AF	0.606%	11/20/60	1,244,786	1,243,623	(b)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.656%	4/20/61	1,940,436	1,942,835	(b)
GS Mortgage Securities Trust, 2007-GG10 A4	5.997%	8/10/45	409,927	455,746	(b)
GS Mortgage Securities Trust, 2013-GC16 A4	4.271%	11/10/46	760,000	809,942
GS Mortgage Securities Trust, 2013-GC16 AS	4.649%	11/10/46	740,000	798,043
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	590,000	646,384	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.502%	1/25/35	2,139,210	1,813,886	(b)(d)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.502%	3/25/35	1,088,583	968,961	(b)(d)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.502%	9/25/35	554,185	478,638	(b)(d)
GSR Mortgage Loan Trust, 2004-14 3A2	2.814%	12/25/34	40,684	36,669	(b)
GSR Mortgage Loan Trust, 2005-AR3 1A1	0.592%	5/25/35	85,345	78,692	(b)
HarborView Mortgage Loan Trust, 2006-02	2.686%	2/25/36	117,207	92,534	(b)
HarborView Mortgage Loan Trust, 2006-13 A	0.332%	11/19/46	176,586	139,253	(b)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.372%	7/19/47	92,932	80,215	(b)
HarborView Mortgage Loan Trust, 2007-7 2A1A	1.152%	10/25/37	129,002	119,375	(b)
Homebanc Mortgage Trust, 2004-2 A1	0.522%	12/25/34	1,007,725	957,340	(b)
IMPAC Secured Assets Corp., 2005-2 A1	0.472%	3/25/36	308,662	216,650	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.402%	4/25/37	1,329,246	1,255,349	(b)
Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.452%	7/25/35	54,096	47,678	(b)
Indymac Index Mortgage Loan Trust, 2006-AR06 2A1A	0.352%	6/25/47	103,242	79,733	(b)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Indymac Index Mortgage Loan Trust, 2007-AR07 1A1	2.820%	11/25/37	$241,197	$229,998	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 AS	4.420%	11/15/45	830,000	880,859
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	340,000	363,300	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	6.085%	2/12/51	1,910,000	2,159,159	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2013-INN A	1.552%	10/15/30	1,290,000	1,291,963	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Corp., 2013-INN B	2.302%	10/15/30	1,180,000	1,192,348	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Corp., 2013-INN C	2.702%	10/15/30	990,000	993,548	(b)(d)
JPMorgan Mortgage Trust, 2005-A6 3A3	2.773%	9/25/35	1,760,000	1,644,933	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,217,212	1,087,912
La Hipotecaria SA, 2007-1GA A	4.500%	12/23/36	313,577	310,442	(b)(d)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	6.080%	7/15/44	2,390,000	2,682,771	(b)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.370%	9/15/45	2,380,000	2,720,496	(b)
Luminent Mortgage Trust, 2006-2 A1A	0.352%	2/25/46	102,918	79,048	(b)
Luminent Mortgage Trust, 2006-4 A1A	0.342%	5/25/46	88,898	70,692	(b)
Luminent Mortgage Trust, 2006-7 2A1	0.322%	12/25/36	46,208	35,876	(b)
MASTR ARM Trust, 2004-4 3A1	2.201%	5/25/34	103,165	103,799	(b)
MASTR ARM Trust, 2005-7 3A1	2.335%	9/25/35	130,428	95,933	(b)
MASTR ARM Trust, 2007-R5 A1	2.526%	11/25/35	1,278,756	947,930	(b)(d)
Merrill Lynch Alternative Note Asset Trust, 2007-OAR1 A1	0.322%	2/25/37	1,968,872	1,807,281	(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.662%	3/25/36	1,288,341	978,401	(b)
Merrill Lynch Mortgage Trust, 2007-C1 A4	6.032%	6/12/50	240,000	267,230	(b)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.091%	8/12/49	340,000	379,770	(b)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	0.992%	1/25/29	172,224	4,202	(b)(c)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	2.034%	8/15/45	1,623,286	150,874	(b)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 A4	2.918%	2/15/46	210,000	203,934
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	222,000	215,367
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C09 AS	3.456%	5/15/46	210,000	206,684
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	100,000	105,557	(b)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.412%	3/25/36	397,218	302,969	(b)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.372%	2/25/47	373,152	121,459	(b)

See Notes to Financial Statements.

12	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Prime Mortgage Trust, 2005-2 2A1	6.912%	10/25/32	$31,429	$33,905	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.514%	5/25/35	16,879	16,883	(b)
Regal Trust IV, 1999-1 A	2.284%	9/29/31	5,541	5,213	(b)(d)
Residential Accredit Loans Inc., 2006-QA2 1A1	0.402%	2/25/36	751,223	502,105	(b)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.357%	9/25/46	2,002,798	1,302,790	(b)
Residential Accredit Loans Inc., 2007-QO1 A1	0.302%	2/25/47	95,577	76,089	(b)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	69,311	67,335
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	2,862,412	2,661,991
Structured ARM Loan Trust, 2005-19XS 1A1	0.472%	10/25/35	44,962	39,401	(b)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.276%	3/25/46	794,217	625,648	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1, IO	0.382%	2/25/36	195,536	156,342	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.362%	4/25/36	180,420	134,425	(b)
Structured Asset Securities Corp., 2003-9A 2A2	2.358%	3/25/33	495,463	492,931	(b)
Structured Asset Securities Corp., 2004-2 4A1	2.504%	3/25/34	314,911	314,791	(b)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.068%	9/25/37	675,213	662,777	(b)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.093%	9/25/37	113,349	119,388	(b)
UBS Barclays Commercial Mortgage Trust, 2012-C4 AS	3.317%	12/10/45	190,000	185,968	(d)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	97,361	(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	190,000	206,514
WaMu Mortgage Pass-Through Certificates, 2007-OA3 2A	0.896%	4/25/47	734,320	589,070	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A	0.936%	7/25/47	2,132,188	1,855,051	(b)
WaMu Mortgage Pass-Through Certificates, 2007-OA6 2A	2.018%	7/25/47	629,561	449,252	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR11	2.433%	10/25/34	835,641	842,860	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR01 A2A3	0.552%	1/25/45	294,782	274,502	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.472%	7/25/45	237,571	226,585	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.432%	11/25/45	74,751	67,193	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.422%	12/25/45	89,054	83,608	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A2	0.442%	12/25/45	133,581	120,977	(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR11 1A	1.086%	9/25/46	153,643	133,713	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR06 2A	1.086%	8/25/46	4,012,698	2,765,576	(b)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.741%	6/15/45	496,477	46,637	(b)(d)
Total Collateralized Mortgage Obligations (Cost — $67,697,702)				71,606,344

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 1.3%
Financials — 1.3%
Banks — 1.0%
Achmea Hypotheekbank NV, Senior Notes	3.200%	11/3/14	$397,000	$402,846	(d)
Citigroup Inc., Senior Notes	5.500%	10/15/14	756,000	772,905
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	400,000	466,000	(b)(d)(f)
DnB NOR Boligkreditt, Secured Bonds	2.900%	3/29/16	1,180,000	1,229,437	(d)
Total Banks				2,871,188
Capital Markets — 0.3%
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	836,000	778,234	(d)
Total Corporate Bonds & Notes (Cost — $3,566,061)				3,649,422
Sovereign Bonds — 0.4%
Turkey — 0.4%
Republic of Turkey, Senior Notes (Cost — $1,138,821)	6.625%	2/17/45	1,150,000	1,288,000
U.S. Government & Agency Obligations — 9.4%
U.S. Government Agencies — 3.1%
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.502%	3/1/33	154,124	164,385	(b)
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	7,960,000	6,918,474
Federal National Mortgage Association (FNMA), Senior Bonds	6.250%	5/15/29	1,050,000	1,408,331
Tennessee Valley Authority, Notes	5.250%	9/15/39	350,000	410,828
Total U.S. Government Agencies				8,902,018
U.S. Government Obligations — 6.3%
U.S. Treasury Bonds	3.625%	2/15/44	10,760,000	11,094,571
U.S. Treasury Notes	0.250%	10/31/15	170,000	170,080
U.S. Treasury Notes	2.750%	11/15/23	550,000	556,102
U.S. Treasury Notes	2.750%	2/15/24	6,530,000	6,587,647
Total U.S. Government Obligations				18,408,400
Total U.S. Government & Agency Obligations (Cost — $26,479,949)				27,310,418

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Treasury 5-Year Notes, Call @ $121.75 (Cost — $9,270)		5/23/14	59	461
Total Investments Before Short-Term Investments (Cost — $261,826,509)				270,487,388

See Notes to Financial Statements.

14	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 34.9%
Repurchase Agreements — 34.9%
State Street Bank & Trust Co. repurchase agreement dated 4/30/14; Proceeds at maturity — $101,973,000; (Fully collateralized by U.S. government agency obligations, 2.110% due 11/07/22; Market value — $104,014,410) (Cost — $101,973,000)	0.000%	5/1/14	$101,973,000	$101,973,000
Total Investments — 127.6% (Cost — $363,799,509#)				372,460,388
Liabilities in Excess of Other Assets — (27.6)%				(80,557,887)
Total Net Assets — 100.0%				$291,902,501

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2014

Western Asset SMASh Series M Fund

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 5-Year Notes, Call	5/23/14	$120.00	80	$11,875
U.S. Treasury 5-Year Notes, Call	5/23/14	119.50	5	1,758
U.S. Treasury 5-Year Notes, Call	6/20/14	119.00	46	16,891
U.S. Treasury 5-Year Notes, Put	6/20/14	117.00	46	6,109
U.S. Treasury 10-Year Notes, Call	5/23/14	124.50	196	110,250
U.S. Treasury 10-Year Notes, Call	5/23/14	125.00	115	39,531
U.S. Treasury 10-Year Notes, Call	5/23/14	124.00	78	65,812
U.S. Treasury 10-Year Notes, Call	6/20/14	124.00	17	10,891
U.S. Treasury 10-Year Notes, Put	5/23/14	123.00	49	8,422
U.S. Treasury 10-Year Notes, Put	5/23/14	123.50	21	6,494
U.S. Treasury 10-Year Notes, Put	6/20/14	121.50	17	4,250
U.S. Treasury 30-Year Notes, Call	5/23/14	138.00	42	8,531
U.S. Treasury 30-Year Notes, Call	5/23/14	136.00	31	20,344
U.S. Treasury 30-Year Notes, Call	5/23/14	135.00	25	26,953
U.S. Treasury 30-Year Notes, Put	5/23/14	133.00	48	19,500
U.S. Treasury 30-Year Notes, Put	5/23/14	132.00	25	5,469
Total Written Options (Premiums received — $326,602)				$363,080

See Notes to Financial Statements.

16	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2014

Assets:
Investments, at value (Cost — $261,826,509)	$270,487,388
Repurchase agreements, at value (Cost — $101,973,000)	101,973,000
Cash	541
Receivable for securities sold	18,593,628
Deposits with brokers for open futures contracts	1,918,605
Interest receivable	588,925
Deposits with brokers for centrally cleared swap contracts	525,000
Receivable for Fund shares sold	430,349
Receivable from broker — variation margin on open futures contracts	373,061
Principal paydown receivable	20,180
Receivable from investment manager	17,539
Prepaid expenses	26,326
Other receivables	1,709
Total Assets	394,956,251

Liabilities:
Payable for securities purchased	102,528,792
Written options, at value (premiums received — $326,602)	363,080
Payable for Fund shares repurchased	112,501
Payable to broker — variation margin on centrally cleared swaps	6,675
Accrued expenses	42,702
Total Liabilities	103,053,750
Total Net Assets	$291,902,501

Net Assets:
Par value (Note 5)	$276
Paid-in capital in excess of par value	281,215,170
Undistributed net investment income	582,838
Accumulated net realized gain on investments, futures contracts and written options	563,899
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	9,540,318
Total Net Assets	$291,902,501
Shares Outstanding	27,557,640
Net Asset Value	$10.59

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended April 30, 2014

Investment Income:
Interest	$3,953,424

Expenses:
Registration fees	22,132
Audit and tax	21,448
Legal fees	17,509
Shareholder reports	16,765
Fund accounting fees	13,362
Transfer agent fees	4,596
Custody fees	3,886
Insurance	3,224
Trustees’ fees	2,279
Miscellaneous expenses	1,470
Total Expenses	106,671
Less: Fee waivers and/or expense reimbursements (Note 2)	(106,671)
Net Expenses	—
Net Investment Income	3,953,424

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	1,331,590
Futures contracts	1,807,254
Written options	729,570
Net Realized Gain	3,868,414
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,754,336
Futures contracts	(488,179)
Written options	(36,478)
Swap contracts	27,489
Change in Net Unrealized Appreciation (Depreciation)	1,257,168
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	5,125,582
Increase in Net Assets from Operations	$9,079,006

See Notes to Financial Statements.

18	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2014 (unaudited) and the Year Ended October 31, 2013	2014	2013

Operations:
Net investment income	$3,953,424	$7,133,560
Net realized gain (loss)	3,868,414	(2,060,666)
Change in net unrealized appreciation (depreciation)	1,257,168	2,312,054
Increase in Net Assets from Operations	9,079,006	7,384,948

Distributions to Shareholders From (Note 1):
Net investment income	(5,925,094)	(7,775,115)
Net realized gains	—	(1,193,929)
Decrease in Net Assets from Distributions to Shareholders	(5,925,094)	(8,969,044)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	48,995,642	171,189,142
Cost of shares repurchased	(35,367,197)	(142,711,532)
Increase in Net Assets from Fund Share Transactions	13,628,445	28,477,610
Increase in Net Assets	16,782,357	26,893,514

Net Assets:
Beginning of period	275,120,144	248,226,630
End of period*	$291,902,501	$275,120,144
*Includesundistributed net investment income of:	$582,838	$2,554,508

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	19

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2014[1,2]	2013[1]	2012	2011	2010	2009

Net asset value, beginning of period	$10.48	$10.55	$10.38	$10.43	$9.74	$8.95

Income from operations:
Net investment income	0.15	0.27	0.29	0.39	0.49	0.61
Net realized and unrealized gain	0.19	0.01	0.50	0.13	0.86	0.81
Total income from operations	0.34	0.28	0.79	0.52	1.35	1.42

Less distributions from:
Net investment income	(0.23)	(0.30)	(0.36)	(0.36)	(0.63)	(0.51)
Net realized gains	—	(0.05)	(0.26)	(0.21)	(0.03)	(0.12)
Total distributions	(0.23)	(0.35)	(0.62)	(0.57)	(0.66)	(0.63)

Net asset value, end of period	$10.59	$10.48	$10.55	$10.38	$10.43	$9.74
Total return[3]	3.27%	2.75%	7.93%	5.22%	14.57%	16.90%

Net assets, end of period (000s)	$291,903	$275,120	$248,227	$156,898	$129,557	$98,269

Ratios to average net assets:
Gross expenses[4]	0.08%[5]	0.09%	0.09%	0.09%	0.20%	0.27%[6]
Net expenses[7,8,9]	0.00 [5]	0.00	0.00	0.00	0.00	0.00
Net investment income	2.89 [5]	2.64	2.94	3.82	5.07	6.70

Portfolio turnover rate[10]	48%	150%	145%	184%	253%	70%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2014 (unaudited).

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[5]	Annualized.

[6]	Includes the Fund’s share of SMASh Series M Portfolio’s allocated expenses prior to April 18, 2009.

[7]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 329%, 694%, 642%, 743%, 723%, and 283% for the period ended April 30, 2014, and years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See Notes to Financial Statements.

20	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Mortgage-backed securities	—	$115,027,962	—	$115,027,962
Asset-backed securities	—	47,280,966	$4,323,815	51,604,781
Collateralized mortgage obligations	—	71,602,142	4,202	71,606,344
Corporate bonds & notes	—	3,649,422	—	3,649,422
Sovereign bonds	—	1,288,000	—	1,288,000
U.S. government & agency obligations	—	27,310,418	—	27,310,418
Purchased options	$461	—	—	461
Total long-term investments	$461	$266,158,910	$4,328,017	$270,487,388
Short-term investments†	—	101,973,000	—	101,973,000
Total investments	$461	$368,131,910	$4,328,017	$372,460,388
Other financial instruments:
Futures contracts	$1,055,636	—	—	$1,055,636
Centrally cleared interest rate swaps	—	$75,887	—	75,887
Total other financial instruments	$1,055,636	$75,887	—	$1,131,523
Total	$1,056,097	$368,207,797	$4,328,017	$373,591,911

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$363,080	—	—	$363,080
Futures contracts	167,208	—	—	167,208
Centrally cleared interest rate swaps	—	$48,398	—	48,398
Total	$530,288	$48,398	—	$578,686

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities	Asset- Backed Securities	Collateralized Mortgage Obligations	Mortgage-backed Securities	Total
Balance as of October 31, 2013	—	$341,201	$2,103,953	$2,445,154
Accrued premiums/discounts	$1,666	32	—	1,698
Realized gain (loss)[1]	6,396	156	—	6,552
Change in unrealized appreciation (depreciation)[2]	19,698	(376)	—	19,322
Purchases	5,391,625	—	(2,103,953)	3,287,672
Sales	(1,095,570)	(26,369)	—	(1,121,939)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[3]	—	(310,442)	—	(310,442)
Balance as of April 30, 2014	$4,323,815	$4,202	—	$4,328,017
Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2014[2]	$19,698	$(877)	—	$18,821

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals

24	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

26	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

(h) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2014, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended April 30, 2014, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

28	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2014, the Fund held written options with credit related contingent features which had a liability position of $363,080. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

30	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The investment manager and subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the six months ended April 30, 2014, fees waived and/or expenses reimbursed amounted to $106,671.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$26,029,345	$872,661,777
Sales	19,584,055	870,558,866

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,081,467
Gross unrealized depreciation	(2,420,588)
Net unrealized appreciation	$8,660,879

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

At April 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	651	12/16	$159,240,716	$159,185,775	$(54,941)
90-Day Eurodollar	405	6/16	99,537,005	99,594,563	57,558
U.S. Treasury 2-Year Notes	1	6/14	219,847	219,875	28
U.S. Treasury 5-Year Notes	410	6/14	48,907,879	48,975,781	67,902
U.S. Treasury 10-Year Notes	235	6/14	29,078,623	29,239,141	160,518
U.S. Treasury Ultra Long-Term Bonds	126	6/14	17,805,261	18,557,438	752,177
					983,242
Contracts to Sell:
90-Day Eurodollar	349	6/18	84,370,753	84,353,300	17,453
U.S. Treasury Long-Term Bonds	111	6/14	14,865,796	14,978,063	(112,267)
					(94,814)
Net unrealized gain on open futures contracts					$888,428

During the six months ended April 30, 2014, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2013	—	—
Options written	2,863	$1,202,531
Options closed	(399)	(192,938)
Options exercised	(393)	(198,848)
Options expired	(1,230)	(484,143)
Written options, outstanding as of April 30, 2014	841	$326,602

At April 30, 2014, the Fund held TBA securities with a total cost of $81,378,757.

At April 30, 2014, the Fund held the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	$90,160,000	3/29/19	3.295% semi-annually	3-Month LIBOR	—	$(48,398)
BNP Paribas	86,110,000	3/31/17	3-Month LIBOR	1.890% semi-annually	$3,769	75,887
Total	$176,270,000				$3,769	$27,489

†	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2014.

32	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$461
Futures contracts[3]	1,055,636
Centrally cleared swap contracts[4]	75,887
Total	$1,131,984

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$363,080
Futures contracts[3]	167,208
Centrally cleared swap contracts[4]	48,398
Total	$578,686

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(35,560)
Written options	729,570
Futures contracts	1,807,254
Total	$2,501,264

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statements of Changes in Net Assets.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(8,809)
Written options	(36,478)
Futures contracts	(488,179)
Swap contracts	27,489
Total	$(505,977)

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized from investments in the Statement of Operations.

During the six months ended April 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$8,040
Written options	134,968
Futures contracts (to buy)	174,911,843
Futures contracts (to sell)	30,918,168

Average Notional Balance
Interest rate swap contracts	$50,362,857

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral held by the Fund at April 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$461	—	$461
Futures contracts[3]	373,061	—	373,061
Total	$373,522	—	$373,522

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$363,080	—	$363,080
Centrally cleared swap contracts[3]	6,675	$(6,675)	—
Total	$369,755	$(6,675)	$363,080

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

5. Shares of beneficial interest

At April 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights. Transactions in shares of the Fund were as follows:

34	Western Asset SMASh Series M Fund 2014 Semi-Annual Report

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Shares sold	4,693,393	16,408,501
Shares repurchased	(3,395,001)	(13,679,336)
Net increase	1,298,392	2,729,165

6. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Western Asset SMASh Series M Fund 2014 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset SMASh Series M Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

36	Western Asset SMASh Series M Fund

In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Board considered that the Manager had indicated that the Fund did not readily

Western Asset SMASh Series M Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance. The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended September 30, 2013 was above its benchmark.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses. The Board considered that this arrangement is expected to continue through December 2015. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

38	Western Asset SMASh Series M Fund

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to the Manager. The Board also noted that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset SMASh Series M Fund	39

Western Asset

SMASh Series M Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series M Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDO4235 6/14 SR14-2208

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	June 25, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 25, 2014